Employee Stock Options (DETAILS) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
EMPLOYEE STOCK OPTIONS {2}
Compensation expenses charged against income for share based awards included in general and administrative expenses	$ 640,101	$ 885,958	$ 1,299,569	$ 1,701,721